INVESTORS

B A N K & T R U S T
May 3, 2006

VIA EDGAR

Securities and Exchange Commission
Office of Filings, Information and Consumer Services
100 F Street N.E.
Washington, D.C. 20549

RE:  PayPal Funds (the "Fund")
        File Nos. 811-09381, 333-80205
        PayPal Money Market Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Fund, please accept this letter as certification that the prospectus and statement of additional information for the Fund dated April 30, 2006, does not differ from that contained in Post-Effective Amendment No. 12 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 28, 2006.

Any comments or questions should be directed to the undersigned at (617) 937-7763.

Sincerely,

/s/ Rainer L.C. Frost, Esq.
Rainer L.C. Frost, Esq.